Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 2,098,026	$ 2,060,514
Work-in-progress	1,468,139	1,745,523
Finished goods	888,900	1,367,421
Inventories	$ 4,455,065	$ 5,173,458